Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Receivable
Government institutions	$ 178	$ 51
Prepaid expenses	601	167
Others	48	0
Receivables, Net, Current	$ 827	$ 218